Property and Equipment - Additional Information (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction work in progress	CAD 3.5	CAD 2.5